UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-3734



                             EuroPacific Growth Fund
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                     Date of fiscal year end: March 31, 2005

                   Date of reporting period: December 31, 2004





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Richard M. Phillips
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                       Four Embarcadero Center, 10th Floor
                             San Francisco, CA 94111
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

EUROPACIFIC GROWTH FUND
Investment portfolio

December 31, 2004
                                                                     unaudited

                                                                                                               Market value
COMMON STOCKS -- 91.79%                                                                             Shares            (000)


FINANCIALS -- 19.83%
ING Groep NV                                                                                    21,631,854         $652,178
HSBC Holdings PLC (Hong Kong)                                                                   18,422,589          315,232
HSBC Holdings PLC (United Kingdom)                                                              17,107,944          288,171
UFJ Holdings, Inc.(1)                                                                               99,403          600,830
Kookmin Bank(1)                                                                                 14,326,220          560,537
Mitsui Sumitomo Insurance Co., Ltd.                                                             63,983,000          554,262
ABN AMRO Holding NV                                                                             18,373,294          485,005
Bayerische Hypo- und Vereinsbank AG(1)                                                          17,906,700          405,022
Banco Santander Central Hispano, SA                                                             31,747,300          392,577
Royal Bank of Scotland Group PLC                                                                10,650,000          357,559
DnB NOR ASA                                                                                     32,600,000          320,444
Societe Generale                                                                                 2,917,000          294,136
Shinhan Financial Group Co., Ltd.                                                               12,570,230          284,169
Lloyds TSB Group PLC                                                                            31,000,000          280,987
Allianz AG                                                                                       1,773,335          234,416
DEPFA BANK PLC                                                                                  12,890,000          215,609
Hypo Real Estate Holding AG(1)                                                                   5,200,000          214,808
Housing Development Finance Corp. Ltd.                                                          11,607,500          206,494
HBOS PLC                                                                                        12,505,955          203,225
Millea Holdings, Inc.                                                                               13,063          193,262
Sompo Japan Insurance Inc.                                                                      18,399,000          186,963
Bank of Nova Scotia                                                                              5,200,000          176,367
Westpac Banking Corp.                                                                           11,263,473          171,405
ORIX Corp.                                                                                       1,157,000          156,759
ORIX Corp. (ADR)                                                                                   189,600           13,007
Brascan Corp., Class A                                                                           4,683,000          168,393
QBE Insurance Group Ltd.                                                                        13,830,760          165,766
PartnerRe Holdings Ltd.                                                                          2,617,850          162,150
Hongkong Land Holdings Ltd.                                                                     61,172,300          162,107
Westfield Group(1)                                                                              12,526,240          160,693
Sumitomo Mitsui Financial Group, Inc.                                                               19,600          142,126
Mitsubishi Estate Co., Ltd.                                                                     11,830,000          138,174
Chinatrust Financial Holding Co., Ltd.                                                         114,168,893          136,326
Promise Co., Ltd.                                                                                1,675,250          119,358
NIPPONKOA Insurance Co., Ltd.                                                                   16,030,000          108,749
AIFUL Corp.                                                                                        859,450           94,277
UniCredito Italiano SpA                                                                         15,000,000           85,937
Fairfax Financial Holdings Ltd.                                                                    500,000           84,267
Sun Hung Kai Properties Ltd.                                                                     8,150,000           81,524
Mizuho Financial Group, Inc.                                                                        15,840           79,555
Fubon Financial Holding Co., Ltd.                                                               68,368,000           70,005
Powszechna Kasa Oszczednosci Bank Polski SA, Series C(1)                                         7,467,900           68,801
Investor AB, Class B                                                                             5,000,000           63,478
National Savings and Commercial Bank Ltd. (GDR)                                                  1,000,000           61,000
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                             1,856,000           58,872
St. George Bank Ltd.                                                                             2,374,778           46,819
Deutsche Bank AG                                                                                   501,466           44,364
Malayan Banking Bhd.                                                                            13,150,300           40,835
T&D Holdings, Inc.(1)                                                                              820,000           39,108
Cathay Financial Holding Co., Ltd.                                                              17,047,000           34,910
Credit Agricole SA                                                                                 990,030           29,768
ICICI Bank Ltd. (ADR)                                                                              925,600           18,651
ICICI Bank Ltd.                                                                                  1,112,535            9,557
Security Capital European Realty(1),(2),(3)                                                        206,288            3,486
                                                                                                                 10,242,480

TELECOMMUNICATION SERVICES -- 14.24%
Vodafone Group PLC                                                                             387,035,890        1,047,619
France Telecom, SA                                                                              25,003,000          824,929
Telefonica, SA                                                                                  39,074,996          733,515
Royal KPN NV                                                                                    61,941,300          586,414
KT Corp. (ADR)                                                                                  10,101,880          220,322
KT Corp.                                                                                         3,331,700          133,577
America Movil SA de CV, Series L (ADR)                                                           6,337,600          331,773
America Movil SA de CV, Series L                                                                 7,180,000           18,765
Telenor ASA                                                                                     38,659,400          349,795
Telekom Austria AG                                                                              17,878,426          337,793
KDDI Corp.                                                                                          56,684          304,551
Deutsche Telekom AG(1)                                                                          13,266,900          299,179
SK Telecom Co., Ltd. (ADR)                                                                      13,162,850          292,873
Telefonos de Mexico, SA de CV, Class L (ADR)                                                     7,030,000          269,390
Telefonos de Mexico, SA de CV, Class L                                                           7,180,000           13,803
Telecom Italia SpA, nonvoting                                                                   73,700,000          238,269
Portugal Telecom, SGPS, SA                                                                      15,795,000          194,674
China Mobile (Hong Kong) Ltd.                                                                   36,500,000          123,738
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B                        229,690,700          119,553
BT Group PLC                                                                                    30,000,000          116,703
Tele2 AB                                                                                         2,713,528          106,408
China Unicom Ltd.                                                                              123,828,000           97,977
BCE Inc.                                                                                         4,037,418           97,302
Philippine Long Distance Telephone Co. (ADR)(1)                                                  2,936,764           73,214
mm02 PLC(1)                                                                                     30,432,300           71,585
CESKY TELECOM, AS                                                                                4,000,000           65,923
Singapore Telecommunications Ltd.                                                               44,661,500           65,119
Swisscom AG                                                                                        160,770           63,152
Bouygues SA                                                                                      1,175,766           54,144
China Netcom Group Corp. (Hong Kong) Ltd. (ADR)(1)                                               1,592,800           42,623
Belgacom SA(1)                                                                                     820,000           35,317
Telecom Corp. of New Zealand Ltd.                                                                3,650,000           16,124
Telesp Celular Participacoes SA, preferred nominative (ADR)(1)                                   1,118,532            7,606
Telesp Celular Participacoes SA(1)                                                             837,346,380            2,248
                                                                                                                  7,355,977

CONSUMER DISCRETIONARY -- 12.94%
News Corp. Inc., Class A                                                                        23,502,662      $   438,560
News Corp. Inc., Class B                                                                         4,948,143           95,004
Cie. Financiere Richemont AG, units, Class A                                                    13,491,772          447,754
Honda Motor Co., Ltd.                                                                            7,935,100          410,117
Continental AG                                                                                   5,492,500          347,626
INDITEX SA                                                                                       6,240,400          183,408
Industria de Diseno Textil, SA                                                                   5,519,068          162,208
Hyundai Motor Co.                                                                                5,900,510          316,374
Toyota Motor Corp.                                                                               7,512,600          304,921
Suzuki Motor Corp.                                                                              16,223,900          295,612
Grupo Televisa, SA, ordinary participation certificates (ADR)                                    4,413,400          267,011
Bayerische Motoren Werke AG                                                                      5,174,000          232,654
Kingfisher PLC                                                                                  35,712,191          211,978
Reed Elsevier PLC                                                                               20,980,000          193,180
Dixons Group PLC                                                                                65,779,418          191,601
Daito Trust Construction Co., Ltd.                                                               4,000,000          189,605
Mediaset SpA                                                                                    10,780,200          136,225
Mediaset SpA(2)                                                                                  4,138,700           52,299
Koninklijke Philips Electronics NV                                                               6,110,000          161,453
Fuji Heavy Industries Ltd.                                                                      32,677,000          159,028
Bridgestone Corp.                                                                                7,556,000          150,032
Renault SA                                                                                       1,775,000          147,970
Marui Co., Ltd.                                                                                 10,179,200          135,934
Volkswagen AG                                                                                    2,702,200          122,056
Volkswagen AG, nonvoting preferred                                                                 350,000           11,571
Publishing & Broadcasting Ltd.                                                                   9,272,253          126,696
LG Electronics Inc.                                                                              2,015,000          124,782
FAST RETAILING CO., LTD.                                                                         1,617,500          122,800
Daiwa House Industry Co., Ltd.                                                                  10,331,000          117,146
Thomson Corp.                                                                                    3,270,000          115,186
Pearson PLC                                                                                      9,037,272          108,844
NEXT PLC                                                                                         2,995,000           94,699
Reed Elsevier NV                                                                                 6,333,900           86,044
Accor SA                                                                                         1,822,000           79,485
Sekisui House, Ltd.                                                                              6,715,000           78,039
Yamada Denki Co., Ltd.                                                                           1,386,000           59,223
British Sky Broadcasting Group PLC                                                               5,440,938           58,597
Sony Corp.                                                                                         869,700           33,522
Nippon Television Network Corp.                                                                    180,790           27,082
Fuji Photo Film Co., Ltd.                                                                          700,000           25,482
Hilton Group PLC                                                                                 4,129,039           22,511
Metropole Television                                                                               770,000           21,796
Kesa Electricals PLC                                                                             1,419,851            7,686
DaimlerChrysler AG                                                                                 119,458            5,705
Antena 3 Television, SA(1)                                                                          16,163            1,163
KirchMedia GmbH & Co. KGaA, nonvoting(1),(2),(3)                                                 3,430,000                -
TI Automotive Ltd., Class A(1),(3)                                                               3,197,300                -
                                                                                                                  6,680,669

INFORMATION TECHNOLOGY -- 8.87%
Taiwan Semiconductor Manufacturing Co., Ltd.                                                   375,243,895          597,033
Hon Hai Precision Industry Co., Ltd.                                                           108,632,609          503,119
Samsung Electronics Co., Ltd.                                                                      850,740          370,262
Murata Manufacturing Co., Ltd.                                                                   5,801,600          323,566
Rohm Co., Ltd.                                                                                   3,084,900          318,279
Hoya Corp.                                                                                       2,314,000          260,590
Tokyo Electron Ltd.                                                                              4,058,000          249,231
Canon, Inc.                                                                                      4,300,000          231,448
Hirose Electric Co., Ltd.                                                                        1,830,000          213,387
Konica Minolta Holdings, Inc.                                                                   13,240,000          175,262
TDK Corp.                                                                                        1,600,000          118,201
Nippon Electric Glass Co., Ltd.                                                                  4,580,000          116,796
Fujitsu Ltd.                                                                                    17,500,000          113,612
Ricoh Co., Ltd.                                                                                  5,885,000          113,244
SAP AG                                                                                             560,000           99,662
Advanced Semiconductor Engineering, Inc.(1)                                                    131,339,654           99,312
Samsung Electro-Mechanics Co., Ltd.(1)                                                           3,734,600           93,807
Oki Electric Industry Co., Ltd.(1)                                                              21,500,000           92,286
STMicroelectronics NV                                                                            4,640,000           90,181
Mediatek Incorporation                                                                           9,525,699           64,825
Yokogawa Electric Corp.                                                                          4,156,600           55,427
LG.Philips LCD Co., Ltd.(1)                                                                      1,257,060           47,363
Seiko Epson Corp.                                                                                1,026,700           45,569
ASML Holding NV(1)                                                                               2,500,000           39,989
ASML Holding NV (New York registered)(1)                                                           213,000            3,389
Nikon Corp.                                                                                      3,480,000           42,882
Samsung SDI Co., Ltd.                                                                              254,970           27,835
T-Online International AG(1)                                                                     2,070,000           27,587
AU Optronics Corp.                                                                               9,500,000           13,738
Chi Mei Optoelectronics Corp.                                                                    9,600,000           12,945
NEC Corp.                                                                                        1,723,900           10,688
OMRON Corp.                                                                                        326,100            7,760
                                                                                                                  4,579,275

HEALTH CARE -- 8.13%
Sanofi-Aventis                                                                                  14,991,086        1,193,871
AstraZeneca PLC (Sweden)                                                                        11,756,617          426,579
AstraZeneca PLC (United Kingdom)                                                                 4,863,000          176,035
Novo Nordisk A/S, Class B                                                                       10,360,650          564,402
UCB NV                                                                                           6,943,507          351,720
Roche Holding AG                                                                                 2,636,000          302,545
Chugai Pharmaceutical Co., Ltd.                                                                 16,718,000          275,650
Novartis AG                                                                                      4,613,960          231,811
Shionogi & Co., Ltd.                                                                            13,846,000          190,965
Elan Corp., PLC (ADR)(1)                                                                         6,790,000          185,027
Essilor                                                                                          1,320,000          103,067
H. Lundbeck A/S                                                                                  4,155,000           92,355
Smith & Nephew PLC                                                                               4,380,000           44,737
Ranbaxy Laboratories Ltd.                                                                        1,038,000           30,041
Coloplast A/S, Class B                                                                             532,000           29,126
                                                                                                                  4,197,931

CONSUMER STAPLES -- 7.26%
Koninklijke Ahold NV(1)                                                                         77,643,332          599,412
Nestle SA                                                                                        1,963,000          512,050
Unilever PLC                                                                                    31,915,989          312,836
Orkla AS                                                                                         6,779,742          221,954
Groupe Danone                                                                                    2,378,000          218,851
Unilever NV                                                                                      3,019,800          201,761
Wal-Mart de Mexico, SA de CV, Series V                                                          57,417,859          197,319
Southcorp Ltd.(1)                                                                               37,200,000          124,606
Shinsegae Co., Ltd.                                                                                428,000          117,637
Woolworths Ltd.                                                                                  9,700,454          113,687
Uni-Charm Corp.                                                                                  2,213,900          105,803
AEON CO., LTD.                                                                                   6,138,000          102,161
Coca-Cola HBC SA                                                                                 4,184,583          101,903
Tesco PLC                                                                                       15,774,600           97,261
L'Oreal SA                                                                                       1,230,000           93,041
Diageo PLC                                                                                       6,000,000           85,429
Gallaher Group PLC                                                                               5,550,866           84,193
Swedish Match AB                                                                                 6,688,799           77,382
METRO AG                                                                                         1,215,400           66,652
Heineken NV                                                                                      1,673,800           55,609
Foster's Group Ltd.                                                                             11,424,514           51,648
Hindustan Lever Ltd.                                                                            14,055,178           46,623
Shiseido Co., Ltd.                                                                               3,140,000           45,355
Coles Myer Ltd.                                                                                  4,955,689           38,152
Coca-Cola FEMSA, SA de CV, Series L                                                             13,500,000           32,060
Royal Numico NV(1)                                                                                 840,000           30,183
Fomento Economico Mexicano, SA de CV (ADR)                                                         210,000           11,048
Nissin Food Products Co., Ltd.                                                                      96,100            2,404
                                                                                                                  3,747,020

ENERGY -- 7.04%
"Shell" Transport and Trading Co., PLC                                                          45,620,000          388,152
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                               2,175,000          111,795
Royal Dutch Petroleum Co.                                                                        2,400,000          137,661
Royal Dutch Petroleum Co. (New York registered)                                                  1,000,000           57,380
Canadian Natural Resources, Ltd.                                                                11,025,400          470,876
Norsk Hydro ASA                                                                                  5,055,000          396,676
Norsk Hydro ASA (ADR)                                                                              250,000           19,680
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR)                                    8,176,150          325,247
MOL Magyar Olaj- es Gazipari Rt., Class A                                                        4,469,929          313,450
SK Corp.                                                                                         5,114,740          281,160
Oil & Natural Gas Corp. Ltd.                                                                    13,563,400          257,259
Petro-Canada                                                                                     4,300,000          219,192
TOTAL SA                                                                                           876,100          190,685
Repsol International Finance BV                                                                  4,314,400          111,960
ENI SpA                                                                                          4,250,000          106,029
Sasol Ltd.                                                                                       4,700,000          101,192
Nexen Inc.                                                                                       2,390,035           96,996
Reliance Industries Ltd.                                                                         4,120,000           50,864
                                                                                                                  3,636,254

MATERIALS -- 6.21%
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                15,486,900          449,275
Cia. Vale do Rio Doce, preferred nominative, Class A                                            15,095,400          364,735
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                8,159,845          297,182
Nitto Denko Corp.                                                                                3,977,900          217,596
L'Air Liquide                                                                                    1,111,367          204,712
Potash Corp. of Saskatchewan Inc.                                                                1,894,000          157,316
BHP Billiton PLC                                                                                12,000,000          140,388
AngloGold Ashanti Ltd.                                                                           3,860,000          136,687
POSCO                                                                                              720,000          130,074
Sappi Ltd.                                                                                       7,861,000          116,097
WMC Resources Ltd                                                                               18,906,769          106,585
BASF AG                                                                                          1,425,000          102,291
Siam Cement PCL                                                                                 14,214,100          100,980
Bayer AG                                                                                         2,750,000           92,891
UPM-Kymmene Corp.                                                                                4,000,000           88,632
Stora Enso Oyj, Class R                                                                          5,394,843           82,347
Gold Fields Ltd.                                                                                 6,551,500           81,019
Ivanhoe Mines Ltd.(1)                                                                           10,160,000           73,237
Holcim Ltd.                                                                                      1,028,571           61,777
Harmony Gold Mining Co. Ltd.                                                                     6,500,900           59,225
Yara International ASA(1)                                                                        3,851,605           50,532
Yara International ASA (ADR) (1)                                                                    73,500              963
Placer Dome Inc.                                                                                 1,862,200           35,040
Rio Tinto PLC                                                                                    1,010,300           29,679
Abitibi-Consolidated Inc.                                                                        3,600,000           24,780
Formosa Plastics Corp.                                                                           2,650,000            4,550
Xstrata PLC                                                                                            100                2
                                                                                                                  3,208,592

INDUSTRIALS -- 3.86%
Asahi Glass Co., Ltd.                                                                           38,439,000          422,777
FANUC LTD                                                                                        3,790,000          247,158
Mitsubishi Corp.                                                                                14,500,000          186,860
Wesfarmers Ltd.                                                                                  5,180,000          160,973
Ryanair Holdings PLC (ADR)(1)                                                                    2,672,900          108,921
Ryanair Holdings PLC(1)                                                                            519,200            3,692
Marubeni Corp.                                                                                  37,500,000          103,660
Sandvik AB                                                                                       2,542,000          102,355
Atlas Copco AB, Class A                                                                          1,840,000           82,935
Adecco SA                                                                                        1,589,783           79,803
Metso Oyj                                                                                        5,000,000           78,962
Toto Ltd                                                                                         8,100,000           77,105
Bharat Heavy Electricals Ltd.                                                                    4,164,125           73,867
Volvo AB, Class B                                                                                1,382,900           54,748
JS Group Corp.                                                                                   2,808,000           50,863
Qantas Airways Ltd.                                                                             16,885,862           48,914
Vedior NV                                                                                        2,911,673           47,283
Societe Nationale d'Etude et de Construction de Moteurs d'Aviation1                              1,500,000           36,934
Matsushita Electric Works, Ltd.                                                                  2,515,000           21,860
Ainax AB(1)                                                                                        112,445            4,494
                                                                                                                  1,994,164

UTILITIES -- 2.82%
National Grid Transco PLC                                                                       35,941,000          341,614
E.ON AG                                                                                          3,655,000          331,969
Scottish Power PLC                                                                              34,803,300          268,942
Gas Natural SDG, SA                                                                              5,610,000          172,935
Veolia Environnement                                                                             3,345,200          120,653
Korea Electric Power Corp.                                                                       4,515,960          117,142
Hong Kong and China Gas Co. Ltd.                                                                50,000,000          103,246
                                                                                                                  1,456,501

MISCELLANEOUS -- 0.59%
Other common stocks in initial period of acquisition                                                                306,810


TOTAL COMMON STOCKS (cost: $34,892,088,000)                                                                      47,405,673







Rights and warrants -- 0.01%


FINANCIALS -- 0.01%
ING Groep NV, warrants, expire 2008(1)                                                           1,730,000            6,912


TOTAL RIGHTS AND WARRANTS (cost: $46,430,000)                                                                         6,912






                                                                                       Shares or principal
CONVERTIBLE SECURITIES -- 0.09%                                                                     amount


FINANCIALS -- 0.09%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units             1,002,000,000            23,187
Fairfax Financial Holdings Ltd. 5.00% convertible debentures 2023(2)                  $        20,000,000            21,100
                                                                                                                     44,287

TOTAL CONVERTIBLE SECURITIES (cost: $29,112,000)                                                                     44,287






                                                                                          Principal amount
SHORT-TERM SECURITIES -- 7.78%                                                                       (000)


Barclays U.S. Funding Corp. 2.25% - 2.42% due 2/2-3/16/2005                                      $ 116,600          116,248
Sheffield Receivables Corp. 2.18% - 2.47% due 1/20-3/23/2005(2)                                     55,000           54,823
Calyon North America Inc. 2.26% - 2.42% due 2/22-3/15/2005                                         155,100          154,453
ANZ (Delaware) Inc. 2.025% - 2.215% due 1/4-2/14/2005                                               76,300           76,148
ANZ National (International) Ltd. 2.03% - 2.27% due 1/4-2/22/2005(2)                                75,000           74,831
Edison Asset Securitization LLC 2.00% - 2.25% due 1/10-1/31/2005(2)                                 75,000           74,921
General Electric Capital Corp. 2.18% due 1/26/2005                                                  50,000           49,919
General Electric Capital Services, Inc. 2.04% due 1/12/2005                                         25,000           24,982
Danske Corp. 2.07% - 2.37% due 1/12-3/3/2005                                                       150,000          149,720
HBOS Treasury Services PLC 2.02% - 2.33% due 1/5-2/28/2005                                         150,000          149,712
Bank of Ireland 2.20% - 2.41% due 2/1-3/21/2005(2)                                                 150,000          149,557
Lloyds Bank PLC 2.05% - 2.405% due 1/11-3/18/2005                                                  148,600          148,160
Svenska Handelsbanken 2.05% - 2.255% due 1/3-2/2/2005                                               90,000           89,909
Stadshypotek Delaware Inc. 2.29% - 2.35% due 2/4-2/14/2005(2)                                       45,300           45,174
Westpac Trust Securities NZ Ltd. 2.115% - 2.26% due 1/27-2/16/2005                                  80,700           80,494
Westpac Capital Corp. 2.00% - 2.01% due 1/6-1/18/2005                                               51,900           51,863
Dexia Delaware LLC 2.035% - 2.295% due 1/7-2/8/2005                                                132,250          132,057
Toyota Motor Credit Corp. 2.05% - 2.34% due 1/13-2/23/2005                                         121,700          121,447
Toyota Credit de Puerto Rico Corp. 2.20% due 1/21/2005                                               7,700            7,690
Royal Bank of Scotland PLC 2.05% - 2.36% due 1/14-2/25/2005                                        124,400          124,110
BNP Paribas Finance Inc. 2.10% - 2.36% due 1/13-2/25/2005                                          114,800          114,602
CDC Commercial Paper Corp. 2.03% due 1/7/2005(2)                                                    51,500           51,479
IXIS Commercial Paper Corp. 2.19% - 2.28% due 1/21-2/10/2005(2)                                     55,200           55,088
Freddie Mac 2.11%- 2.155% due 1/18-1/26/2005                                                       102,750          102,595
Bank of Nova Scotia 2.17% - 2.29% due 1/20-2/15/2005                                               100,000           99,789
Barton Capital Corp. 2.13% - 2.21% due 1/19-2/14/2005(2)                                            75,000           74,868
Societe Generale North America Inc. 2.365% due 3/4/2005                                             25,000           24,895
CBA (Delaware) Finance Inc. 2.05% - 2.42% due 1/24-3/15/2005                                       100,000           99,623
Bank of America Corp. 2.26% - 2.45% due 2/18-3/28/2005                                              75,000           74,625
Ranger Funding Co. LLC 2.33% due 1/24/2005(2)                                                       25,000           24,961
Shell Finance (U.K.) PLC 2.22% - 2.34% due 1/28-2/11/2005                                           84,740           84,562
Alcon Capital Corp 2.04% - 2.24% due 1/11-2/9/2005(2)                                               76,700           76,598
Nestle Capital Corp. 2.25% due 1/10/2005(2)                                                          7,505            7,500
Canadian Imperial Holdings Inc. 2.24% - 2.37% due 2/3-2/23/2005                                     80,000           79,783
Amsterdam Funding Corp. 2.27% - 2.33% due 1/28-2/3/2005(2)                                          76,200           76,047
GlaxoSmithKline Finance PLC 2.19% - 2.37% due 1/20-3/3/2005                                         76,200           76,031
Toronto-Dominion Bank 2.205% - 2.34% due 1/21-2/14/2005                                             75,000           74,998
HSBC USA Inc. 2.09% due 1/10-1/12/2005                                                              75,000           74,949
Spintab AB (Swedmortgage) 2.15% - 2.31% due 1/19-2/9/2005                                           75,000           74,877
Mont Blanc Capital Corp. 2.35% due 2/14/2005(2)                                                     40,000           39,880
ING (U.S.) Funding LLC 2.25% due 2/1/2005                                                           25,000           24,949
Wells Fargo & Co. 2.03% - 2.20% due 1/11-2/4/2005(4)                                                61,000           60,997
New Center Asset Trust Plus 2.25% due 2/7/2005                                                      50,000           49,877
New Center Asset Trust 2.33% due 1/26/2005                                                           8,100            8,086
American Honda Finance Corp. 2.04% - 2.05% due 1/18/2005                                            50,180           50,125
Rabobank USA Financial Corp. 2.20% - 2.29% due 2/9-2/14/2005                                        50,200           50,060
KfW International Finance Inc. 2.01% due 1/6/2005(2)                                                50,000           49,983
DaimlerChrysler Revolving Auto Conduit LLC II 2.32% due 1/13/2005                                   50,000           49,958
Canadian Wheat Board 2.19%  due 2/10/2005                                                           50,000           49,868
FCAR Owner Trust I 2.32% due 2/17/2005                                                              50,000           49,841
CAFCO, LLC 2.41% due 3/2/2005(2)                                                                    50,000           49,797
Thunder Bay Funding, LLC 2.00% - 2.15% due 1/13-1/18/2005(2)                                        36,500           36,463
Federal Home Loan Bank 2.11% - 2.225% due 1/14-2/18/2005                                            32,500           32,416
Siemens Capital Co. LLC 2.22% due 1/31/2005                                                         26,700           26,649
European Investment Bank 2.00% due 1/4/2005                                                         25,000           24,994
Allied Irish Banks N.A. Inc. 2.245% due 2/15/2005(2)                                                25,000           24,925
UBS Finance (Delaware) LLC 2.33% due 2/18/2005                                                      25,000           24,919
Export Development Canada 2.27% due 2/22/2005                                                       25,000           24,913
Caisse d'Amortissement de la Dette Sociale 2.37% due 2/28/2005                                      25,000           24,903
Variable Funding Capital Corp. 2.28% due 1/14/2005(2)                                               24,900           24,878
British Columbia Hydro and Power Authority 2.20% due 2/15/2005                                      15,100           15,055


TOTAL SHORT-TERM SECURITIES (cost: $4,017,830,000)                                                                4,017,624

                                                                                                               Market value
                                                                                                                      (000)


TOTAL INVESTMENT SECURITIES (cost: $38,985,460,000)                                                             $51,474,496

OTHER ASSETS LESS LIABILITIES                                                                                       169,609

NET ASSETS                                                                                                      $51,644,105

"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,068,658,000, which represented 2.07% of the net assets of the fund.
(3) Valued under fair value procedures adopted by authority of the Board of Directors.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts



Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                           $13,315,260
Gross unrealized depreciation on investment securities                                                            (1,009,348)
Net unrealized appreciation on investment securities                                                              12,305,912
Cost of investment securities for federal income tax purposes                                                     39,168,584


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By    /s/ Mark E. Denning
      Mark E. Denning, President and PEO

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By    /s/ Mark E. Denning
      Mark E. Denning, President and PEO

Date: February 28, 2005



By   /s/ R. Marcia Gould
     R. Marcia Gould, Treasurer and PFO

Date: February 28, 2005